Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

January 14, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Defiance Daily Target 2X Short APLD ETF, Defiance Daily Target 2X Short ARM ETF, Defiance Daily Target 2X Short BE ETF, Defiance Daily Target 2X Short BITF ETF, Defiance Daily Target 2X Short CLSK ETF, Defiance Daily Target 2X Short CRWV ETF, Defiance Daily Target 2X Short IREN ETF, Defiance Daily Target 2X Short JOBY ETF, Defiance Daily Target 2X Short NBIS ETF, Defiance Daily Target 2X Short NVTS ETF, Defiance Daily Target 2X Short OPEN ETF, Defiance Daily Target 2X Short ORCL ETF, Defiance Daily Target 2X Short SMR ETF, Defiance Daily Target 2X Short SNOW ETF and Defiance Daily Target 2X Short UPST ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective January 9, 2026, and filed electronically as Post-Effective Amendment No. 512 to the Trust’s Registration Statement on Form N-1A on January 9, 2026.

If you have any questions or require further information, please contact John Hadermayer at (262) 318-8236 or jhadermayer@tidalfg.com.

Sincerely,

/s/ John Hadermayer

John Hadermayer

SVP of Legal Services

Tidal Investments LLC, on behalf of Tidal Trust II